Depreciation, Amortization and Impairment	12 Months Ended
Dec. 31, 2020
Depreciation, Amortization and Impairment [Abstract]
Depreciation, Amortization and Impairment
36.	Depreciation, Amortization and Impairment:

(a)	Amounts charged to income for depreciation and amortization during the year ended December 31, 2018, 2019 and 2020 are detailed as follows:

	2018	2019	2020
	MCh$	MCh$	MCh$
Depreciation and amortization
Depreciation of property and equipment (Note No.15(b) and Note No. 16)	27,185	29,194	29,845
Depreciation of rights over leased assets (Note No. 15(d))	—	28,472	27,647
Amortization of intangibles assets (Note No.14(b))	10,496	12,875	15,865
Total	37,681	70,541	73,357

(b)	As of December 31, 2018, 2019 and 2020, the impairment loss is detailed as follows:

	2018	2019	2020
	MCh$	MCh$	MCh$
Impairment loss
Impairment loss on property and equipment (Note No.15(b))	334	2,018	1,031
Impairment loss on intangibles assets (Note No.14(b))	—	350	629
Impairment of rights over leased assets (Note No. 15(d))	—	187	1
Total	334	2,555	1,661